Report of Independent
Registered Public Accounting
Firm


Board of Trustees of Northern
Lights Fund Trust II
  and the Shareholders of
Essential 40 Stock Fund


In planning and performing our
audit of the financial statements
of Essential 40 Stock Fund (the
Fund) as of and for the year
ended May 31, 2024, in
accordance with the standards of
the Public Company Accounting
Oversight Board (United States)
(PCAOB), we considered the
Funds internal control over
financial reporting, including
controls over safeguarding
securities, as a basis for
designing our auditing procedures
for the purpose of expressing our
opinion on the financial
statements and to comply with the
requirements of Form N-CEN, but
not for the purpose of expressing
an opinion on the effectiveness of
the Funds internal control over
financial reporting. Accordingly,
we express no such opinion.

The management of the Fund is
responsible for establishing and
maintaining effective internal
control over financial reporting. In
fulfilling this responsibility,
estimates and judgments by
management are required to
assess the expected benefits and
related costs of controls. A funds
internal control over financial
reporting is a process designed to
provide reasonable assurance
regarding the reliability of financial
reporting and the preparation of
financial statements for external
purposes in accordance with
generally accepted accounting
principles (GAAP). A funds
internal control over financial
reporting includes those policies
and procedures that (a) pertain to
the maintenance of records that,
in reasonable detail, accurately
and fairly reflect the transactions
and dispositions of the assets of
the fund; (b) provide reasonable
assurance that transactions are
recorded as necessary to permit
preparation of financial
statements in accordance with
GAAP, and that receipts and
expenditures of the fund are
being made only in accordance
with authorizations of
management and trustees of the
fund; and (c) provide reasonable
assurance regarding prevention
or timely detection of
unauthorized acquisition, use or
disposition of a funds assets that
could have a material effect on
the financial statements.

Because of inherent limitations,
internal control over financial
reporting may not prevent or
detect misstatements. Also,
projections of any evaluation of
effectiveness to future periods are
subject to the risk that controls
may become inadequate because
of changes in conditions, or that
the degree of compliance with the
policies or procedures may
deteriorate.

A deficiency in internal control
over financial reporting exists
when the design or operation of a
control does not allow
management or employees, in the
normal course of performing their
assigned functions, to prevent or
detect misstatements on a timely
basis. A material weakness is a
deficiency, or combination of
deficiencies, in internal control
over financial reporting, such that
there is a reasonable possibility
that a material misstatement of
the Funds annual or interim
financial statements will not be
prevented or detected on a timely
basis.

Our consideration of the Funds
internal control over financial
reporting was for the limited
purpose described in the first
paragraph and would not
necessarily disclose all
deficiencies in internal control that
might be material weaknesses
under standards established by
the PCAOB. However, we noted
no deficiencies in the Funds
internal control over financial
reporting and its operation,
including controls over
safeguarding securities, that we
consider to be a material
weakness as defined above as of
May 31, 2024.

This report is intended solely for
the information and use of
management and the Board of
Trustees of the Fund and the
Securities and Exchange
Commission and is not intended
to be and should not be used by
anyone other than these specified
parties.

/s/ RSM US LLP


Denver, Colorado
July 30, 2024